Average Annual Total Returns		12 Months Ended	24 Months Ended	30 Months Ended	60 Months Ended	120 Months Ended		183 Months Ended	187 Months Ended		195 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
RiverPark Large Growth Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%			15.32%	18.13%		17.12%
RiverPark Large Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%	14.82%		14.57%
RiverPark Large Growth Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		13.02%			3.89%	12.53%		12.45%
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		13.30%			4.16%	12.82%		12.74%
RiverPark Large Growth Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.99%			2.73%	10.99%		11.42%
RiverPark Large Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.46%			3.06%	10.21%		10.63%
Wedgewood Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%			15.32%	18.13%		17.12%
Wedgewood Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%	14.82%		14.57%
Wedgewood Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		4.19%			11.23%	13.37%		12.92%
Wedgewood Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.43%			11.48%	13.64%		13.16%
Wedgewood Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.84%			8.81%	8.18%		9.37%
Wedgewood Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.43%			8.75%	9.32%		9.87%
RiverPark Short Term High Yield Fund | ICE BofA 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.89%			2.49%	2.79%		2.51%
RiverPark Short Term High Yield Fund | ICE BofA 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.15%			2.48%	2.03%		1.42%
RiverPark Short Term High Yield Fund | ICE BofA 0-3 Year U.S. High Yield Index Excluding Financials (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.56%			6.16%	6.43%		5.56%
RiverPark Short Term High Yield Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)	2.01%		2.29%
RiverPark Short Term High Yield Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		4.42%			3.97%	3.17%		3.10%
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.76%			4.25%	3.43%		3.38%
RiverPark Short Term High Yield Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.77%			2.51%	1.98%		1.91%
RiverPark Short Term High Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.81%			2.51%	1.99%		1.95%
RiverPark Long/Short Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%	14.82%					14.29%
RiverPark Long/Short Opportunity Fund | Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.47%			7.01%	5.74%					4.79%
RiverPark Long/Short Opportunity Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		8.45%			(3.29%)	6.20%					6.28%
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.57%			(3.13%)	6.40%					6.45%
RiverPark Long/Short Opportunity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.57%			(3.13%)	5.79%						[5]
RiverPark Long/Short Opportunity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.07%			(2.34%)	4.98%						[5]
RiverPark Floating Rate CMBS Fund | Bloomberg U.S. Investment-Grade CMBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.76%			1.00%	2.86%			3.83%
RiverPark Floating Rate CMBS Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)	2.01%			2.50%
RiverPark Floating Rate CMBS Fund | Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.23%			5.02%	2.93%			4.60%
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.56%			5.42%	3.24%			4.80%
RiverPark Floating Rate CMBS Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	3.30%			3.20%		[7]			[7]
RiverPark Floating Rate CMBS Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	3.26%			3.18%		[7]			[7]
Riverpark/Next Century Growth Fund | Russell 2000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%		13.05%
Riverpark/Next Century Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		20.39%
Riverpark/Next Century Growth Fund | Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.44%		7.04%
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.68%		7.38%
Riverpark/Next Century Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	7.68%		7.33%
Riverpark/Next Century Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	4.55%		5.67%
RiverPark/Next Century Large Growth Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	25.62%
RiverPark/Next Century Large Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.30%
RiverPark/Next Century Large Growth Fund | Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.42%	20.31%
RiverPark/Next Century Large Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.77%	20.69%
RiverPark/Next Century Large Growth Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	13.24%	19.88%
RiverPark/Next Century Large Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	9.79%	16.07%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company (“RIC”) for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership for periods prior to March 30, 2012.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[7]	Prior to September 30, 2016, the predecessor fund was treated as a partnership with taxable profits allocated to its partners, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, after-tax returns for the predecessor fund prior to reorganization as an Interval Fund are not shown above. The Fund’s Retail Class Shares were launched on November 12, 2018. The performance data quoted for the Retail Class for periods prior to November 12, 2018 but after September 30, 2016 is that of the Institutional Class of the Interval Fund, adjusted to reflect the higher expense ratio applicable to the Retail Class. The performance data quoted for the Retail Class prior to September 30, 2016 is that of the predecessor private fund. If the annual returns for the predecessor private fund were charged the same fees and expenses as the Fund’s Retail Class (which are lower than the predecessor private fund), the annual returns for the predecessor private fund would have been higher.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.